united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toews Hedged Core Frontier Fund
Portfolio of Investments (Unaudited)
January 31, 2016
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 12.7% (a)(b)
	COMMERCIAL SERVICES- 12.7%
$ 280,000	Allen Temple African Methodist Episcopal Church, 0.31%, 7/1/22	$ 280,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $280,000)	280,000

	MUNICIPAL BONDS - 10.8% (a)(b)
	KENTUCKY - 10.8%
240,000	City of Fort Wright, KY, 0.29%, 6/1/19	240,000

	TOTAL MUNICIPAL BONDS (Cost $240,000)	240,000

	TOTAL INVESTMENTS - 23.5%
	(Cost - $520,000)(c)	$ 520,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 76.5%	1,691,015
	NET ASSETS - 100.0%	$ 2,211,015

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 23.5% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)
January 31, 2016
Shares		Market Value
	MUTUAL FUNDS - 0.0%
	DEBT FUNDS - 0.0%
26	American High-Income Trust - Class R-6	$ 235
-	First Eagle High Yield Fund - Class I (c)	-
2	PIMCO High Yield Fund - Institutional Class	16
	TOTAL MUTUAL FUNDS (Cost - $268)	251

Principal	VARIABLE RATE BONDS & NOTES - 7.5% (a)(b)
	AUTO PARTS & EQUIPMENT - 1.8%
$ 345,000	Bob Sumerel Tire Co., 0.29%, 4/1/19	345,000

	COMMERCIAL SERVICES - 0.5%
100,000	Science & Technology Campus Corp., 0.31%, 11/1/20	100,000

	DIVERSIFIED FINANCIAL SERVICES - 1.6%
200,000	Calvert Social Investment Foundation, Inc., 0.50%, 1/3/17	200,000
102,000	ICON Finance LLC, 0.31%, 5/15/26	102,000
		302,000
	RETAIL - 3.6%
710,000	Central States Supply Co., Inc., 0.24%, 8/1/23	710,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,457,000)	1,457,000

	MUNICIPAL BONDS - 25.6% (a)(b)
	ILLINOIS - 8.0%
1,555,000	Will-Kankakee Regional Development Authority, 0.12%, 8/1/36	1,555,000

	MICHIGAN - 11.9%
515,000	Michigan State Strategic Fund, 0.14%, 11/1/22	515,000
450,000	Michigan State Strategic Fund, 0.10%, 10/1/27	450,000
770,000	Michigan State Strategic Fund, 0.12%, 4/1/31	770,000
565,000	Michigan State Strategic Fund, 0.12%, 12/1/31	565,000
		2,300,000
	OHIO - 5.7%
1,105,000	Hamilton County, Ohio Economic Development, 0.12%, 3/1/24	1,105,000

	TOTAL MUNICIPAL BONDS (Cost $4,960,000)	4,960,000

	TOTAL INVESTMENTS - 33.1% (Cost - $6,417,268)(d)	$ 6,417,251
	CASH AND OTHER ASSETS LESS LIABILITIES - 66.9%	12,996,489
	NET ASSETS - 100.0%	$ 19,413,740

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 33.1% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Security has fractional shares equal to less than $1.
(d) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $6,417,381 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	(130)
	Net unrealized depreciation:	$ (130)

Toews Hedged High Yield Bond Fund
Portfolio of Investments (Unaudited)
January 31, 2016
Shares			Market Value
	MUTUAL FUNDS - 0.0%
	DEBT FUNDS - 0.0%
26	American High-Income Trust - Class R-6		$ 235
2	PIMCO High Yield Fund - Institutional Class		16
	TOTAL MUTUAL FUNDS (Cost - $267)		251

Principal
	MORTGAGE NOTES - 0.3% (a)
$ 329,280	Aristone Realty Capital, 13.00%, due 8/3/17 - Property located in New York		329,280
446,700	Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York		446,700
	TOTAL MORTGAGE NOTES (Cost - $775,980)		775,980

	TOTAL INVESTMENTS - 0.3% (Cost - $776,247)(b)		$ 776,231
	CASH AND OTHER ASSETS LESS LIABILITIES - 99.7%		287,728,644
	NET ASSETS - 100.0%		$ 288,504,875

(a) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 0.3% and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $812,225 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ -
		Unrealized depreciation:	(35,994)
		Net unrealized depreciation:	$ (35,994)

Toews Hedged Core W Fund
Portfolio of Investments (Unaudited)
January 31, 2016
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 14.6% (a)(b)
	AUTO PARTS & EQUIPMENT - 0.2%
$ 135,000	Bob Sumerel Tire Co., 0.29%, 4/1/19	$ 135,000

	BUILDING MATERIALS - 1.5%
1,155,000	Schulte Corp., 0.26%, 9/1/24	1,155,000

	COMMERCIAL SERVICES- 1.4%
45,000	Allen Temple African Methodist Episcopal Church, 0.31%, 7/1/22	45,000
398,000	Forward Corp., 0.26%, 12/1/30	398,000
595,000	Neighborhood Properties, Inc., 0.29%, 9/1/23	595,000
		1,038,000
	DIVERSIFIED FINANCIAL SERVICES - 5.4%
800,000	Calvert Social Investment Foundation, Inc., 0.50%, 1/3/17	800,000
355,000	Michigan Equity Group LLC, 0.26%, 4/1/34	355,000
178,000	Northeast Christian Church, Inc., 0.24%, 1/1/18	178,000
718,000	R&R Investments LLC, 0.24%, 10/1/36	718,000
1,630,000	RDV Finance LLC, 0.26%, 3/1/40	1,630,000
135,000	Sheet Metal Workers Local #33, 0.29%, 2/1/31	135,000
320,000	Tile Shop of Michigan LLC, 0.31%, 4/1/28	320,000
		4,136,000
	REAL ESTATE - 6.1%
795,000	Camargo Manor Real Estate Holding Co. LLC, 0.29%, 12/1/30	795,000
3,850,000	Wilder Realty, Inc., 0.29%, 9/1/35	3,850,000
		4,645,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $11,109,000)	11,109,000

	MUNICIPAL BONDS - 21.3% (a)(b)
	FLORIDA - 2.2%
1,675,000	Davie Florida EDU Parkway Christian, 0.12%, 11/1/27	1,675,000

	GEORGIA - 0.8%
600,000	DeKalb County Development Authority, 0.12%, 11/1/22	600,000

	ILLINOIS - 0.7%
570,000	Chicago Heights, 0.14%, 12/1/18	570,000

	INDIANA - 1.6%
571,000	Fort Wayne, 0.12%, 9/1/23	571,000
61,600	Indiana State Finance Authority, 0.12%, 9/1/19	61,600
600,000	Indiana State Finance Authority, 0.12%, 9/1/31	600,000
		1,232,600
	KENTUCKY - 0.6%
435,000	Georgetown Kentucky Industrial Building Revenue, 0.10%, 11/15/29	435,000

	MICHIGAN - 11.5%
780,000	Genesee County Economic Development Corp/MI, 0.12%, 4/1/30	780,000
1,910,000	Michigan Higher Education Facilities Authority, 0.10%, 1/1/36	1,910,000
6,110,000	Michigan State Strategic Fund, 0.12%, 3/1/37	6,110,000
		8,800,000
	OHIO - 3.9%
1,150,000	Cuyahoga County, 0.12%, 3/1/22	1,150,000
1,790,000	Parma Ohio Economic, 0.12%, 2/1/31	1,790,000
		2,940,000

	TOTAL MUNICIPAL BONDS (Cost $16,252,600)	16,252,600

	TOTAL INVESTMENTS - 35.9%
	(Cost - $27,361,600)(c)	$ 27,361,600
	CASH AND OTHER ASSETS LESS LIABILITIES - 64.1%	48,898,786
	NET ASSETS - 100.0%	$ 76,260,386

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 35.9% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.

Toews Hedged Core L Fund
Portfolio of Investments (Unaudited)
January 31, 2016
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 13.0% (a)(b)
	COMMERCIAL SERVICES- 3.3%
$ 685,000	Allen Temple African Methodist Episcopal Church, 0.31%, 7/1/22	$ 685,000
1,355,000	Cincinnati Hills Christian Academy, Inc., 0.26%, 7/1/28	1,355,000
		2,040,000
	DIVERSIFIED FINANCIAL SERVICES - 5.4%
700,000	Calvert Social Investment Foundation, Inc., 0.50%, 1/3/17	700,000
342,450	Community Church of Southport, Inc., 0.29%, 1/1/57	342,450
315,000	ICON Finance LLC, 0.31%, 5/15/26	315,000
1,996,000	Reynolds Road Fitness Center, Inc., 0.29%, 1/1/19	1,996,000
		3,353,450
	HEALTHCARE - SERVICES - 0.6%
380,000	New Lexington Clinic PSC, 0.31%, 12/1/27	380,000

	REAL ESTATE - 3.7%
925,000	Carew Realty, Inc., 0.26%, 5/1/37	925,000
120,000	L3 Corp., 0.31%, 11/1/17	120,000
1,295,000	Silvio Properties LLC, 0.22%, 12/1/37	1,295,000
		2,340,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $8,113,450)	8,113,450

	MUNICIPAL BONDS- 24.1% (a)(b)
	FLORIDA - 2.7%
1,725,000	Florida State Development Finance Corp., 0.37%, 3/1/34	1,725,000

	INDIANA - 1.6%
1,000,000	Indiana Finance Authority, 0.12%, 12/1/28	1,000,000

	MICHIGAN - 12.0%
1,478,000	Michigan State Hospital Finance Authority, 0.10%, 2/1/22	1,478,000
640,000	Michigan Strategic Fund, 0.10%, 7/1/28	640,000
2,500,000	Michigan Strategic Fund, 0.12%, 4/1/35	2,500,000
1,710,000	Michigan Strategic Fund, 0.14%, 3/1/36	1,710,000
1,170,000	Oakland County Economic Development Corp., 0.10%, 12/1/25	1,170,000
		7,498,000
	OHIO - 7.8%
200,000	County of Franklin, OH, 0.12%, 4/1/22	200,000
455,000	Highland County Joint Township Hospital District, 0.12%, 8/1/24	455,000
3,160,000	Mark Milford Hicksville Joint Township Hospital District, 0.12%, 12/1/37	3,160,000
1,095,000	Township of Harrison, OH, 0.10%, 12/1/24	1,095,000
		4,910,000

	TOTAL MUNICIPAL BONDS (Cost $15,133,000)	15,133,000

	TOTAL INVESTMENTS - 37.1%
	(Cost - $23,246,450)(c)	$ 23,246,450
	CASH AND OTHER ASSETS LESS LIABILITIES - 62.9%	39,421,628
	NET ASSETS - 100.0%	$ 62,668,078

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 37.1% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.

Toews Hedged Core S Fund
Portfolio of Investments (Unaudited)
January 31, 2016
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 7.6% (a)(b)
	DIVERSIFIED FINANCIAL SERVICES - 5.9%
$ 280,000	Buten Development, Ltd., 0.29%, 9/1/18	$ 280,000
5,000	Calvert Social Investment Foundation, Inc., 0.50%, 11/30/16	5,000
1,000,000	Calvert Social Investment Foundation, Inc., 0.50%, 1/3/17	1,000,000
94,000	Coventry Investors LLC, 0.29%, 3/1/26	94,000
500,000	Fornell Associates LLC, 0.31%, 7/1/23	500,000
355,000	ICON Finance LLC, 0.31%, 5/15/26	355,000
275,000	LRC Meadows Investors LLC, 0.23%, 12/1/34	275,000
2,680,000	RDV Finance LLC, 0.24%, 10/1/39	2,680,000
		5,189,000
	HEALTHCARE-SERVICES - 0.6%
484,000	Miami Christel Manor, Inc., 0.24%, 9/1/23	484,000

	LEISURE TIME - 0.5%
475,000	Mount Lookout Swim Club, Inc., 0.29%, 11/1/21	475,000

	REAL ESTATE - 0.6%
568,000	Camargo Manor Real Estate Holding Co. LLC, 0.29%, 12/1/30	568,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $6,716,000)	6,716,000

	MUNICIPAL BONDS - 29.6% (a)(b)
	INDIANA - 3.1%
2,725,000	Indiana Finance Authority, 0.12%, 9/1/31	2,725,000

	KENTUCKY - 1.0%
300,000	Lexington-Fayette, KY Urban County, 0.10%, 12/1/31	300,000
550,000	Louisville/Jefferson Country Metropolitan Government, 0.12%, 7/1/23	550,000
		850,000
	MICHIGAN - 4.6%
960,000	Michigan Public Educational Facilities Authority, 0.12%, 10/1/35	960,000
1,475,000	Michigan Strategic Fund, 0.14%, 5/1/18	1,475,000
100,000	Michigan Strategic Fund, 0.14%, 11/1/24	100,000
1,470,000	Michigan Strategic Fund, 0.14%, 9/1/25	1,470,000
		4,005,000
	OHIO - 6.6%
500,000	City of Hamilton OH, 0.12%, 4/1/20	500,000
790,000	City of Hamilton OH, 0.12%, 11/1/23	790,000
527,000	City of Hamilton OH, 0.12%, 9/1/25	527,000
3,595,000	County of Hamilton, OH Parking System Revenue, 0.10%, 12/1/26	3,595,000
280,000	County of Wood OH, 0.12%, 2/1/28	280,000
130,000	Toledo-Lucas Country Port Authority, 0.12%, 1/1/25	130,000
		5,822,000
	SOUTH CAROLINA - 5.7%
1,000,000	County of Berkeley SC, 0.39%, 4/1/31	1,000,000
4,055,000	South Carolina Jobs-Economic Development Authority, 0.10%, 2/1/28	4,055,000
		5,055,000
	TENNESSEE - 8.6%
7,500,000	Hendersonville Industrial Development Board, 0.12%, 5/1/36	7,500,000
55,000	Hendersonville Industrial Development Board, 0.42%, 5/1/36	55,000
		7,555,000

	TOTAL MUNICIPAL BONDS (Cost $26,012,000)	26,012,000

	TOTAL INVESTMENTS - 37.2%
	(Cost - $32,728,000)(c)	$ 32,728,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 62.8%	55,285,288
	NET ASSETS - 100.0%	$ 88,013,288

(a) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 37.2% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
January 31, 2016
Shares		Market Value
	MUTUAL FUNDS - 35.6%
	DEBT FUNDS - 35.6%
26	American High-Income Trust - Class R-6	$ 235
2	PIMCO High Yield Fund - Institutional Class	17
2	Vanguard Inflation-Protected Securities Fund - Admiral Shares	51
1,807,675	Vanguard Short-Term Bond Index Fund - Class I	18,998,668
1,170,776	Vanguard Total Bond Market Index Fund - Class I	12,609,260
	TOTAL MUTUAL FUNDS (Cost - $31,486,092)	31,608,231

	EXCHANGE TRADED FUNDS - 8.8%
	DEBT FUNDS - 7.2%
29,400	iShares Core U.S. Aggregate Bond ETF	3,213,714
39,100	Vanguard Total Bond Market ETF	3,196,816
		6,410,530
	EQUITY FUNDS - 1.6%
68,400	VelocityShares Daily Inverse VIX Short-Term ETN *	1,369,368

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,061,836)	7,779,898
Principal
	MORTGAGE NOTES - 6.8% (a)
$ 750,268	Aristone Realty Capital, 24.00%, due 9/1/16 - Property located in New York	735,262
1,530,000	Aristone Realty Capital, 12.00%, due 12/8/16 - Property located in New York	1,530,000
1,400,000	Aristone Realty Capital, 13.00%, due 8/3/17 - Property located in New York	1,400,000
1,800,000	Aristone Realty Capital, 12.50%, due 11/1/17 - Property located in New York	1,800,000
595,600	Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York	595,600
	TOTAL MORTGAGE NOTES (Cost - $6,075,868)	6,060,862

	TOTAL INVESTMENTS - 51.2% (Cost - $46,623,796)(b)	$ 45,448,991
	CASH AND OTHER ASSETS LESS LIABILITIES - 48.8%	43,327,959
	NET ASSETS - 100.0%	$ 88,776,950

* Non-income producing security.
ETF - Exchange Traded Fund
ETN - Exchange Traded Notes
(a) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 6.8% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $46,626,389 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 155,021
	Unrealized depreciation:	(1,332,419)
	Net unrealized depreciation:	$ (1,177,398)

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
January 31, 2016
Shares		Market Value
	COMMON STOCK - 98.7%
	ADVERTISING - 1.1%
2,098	Omnicom Group, Inc.	$ 153,888

	AEROSPACE/DEFENSE- 2.9%
958	General Dynamics Corp.	128,152
706	Lockheed Martin Corp.	148,966
1,679	Rockwell Collins, Inc.	135,797
		412,915
	AGRICULTURE - 2.0%
2,468	Altria Group, Inc.	150,819
1,570	Philip Morris International, Inc.	141,316
		292,135
	BANKS - 1.7%
3,037	US Bancorp	121,662
2,397	Wells Fargo & Co.	120,401
		242,063
	BEVERAGES - 5.5%
1,387	Brown-Forman Corp.	135,704
4,232	Coca-Cola Co.	181,637
976	Constellation Brands, Inc.	148,820
1,634	Dr. Pepper Snapple Group, Inc.	153,335
1,682	PepsiCo., Inc.	167,023
		786,519
	CHEMICALS - 2.1%
1,291	Airgas, Inc.	180,740
1,280	Praxair, Inc.	128,000
		308,740
	COMMERCIAL SERVICES - 2.7%
1,551	Automatic Data Processing, Inc.	128,873
1,503	Cintas Corp.	129,138
1,247	Equifax, Inc.	131,933
		389,944
	COSMETICS/PERSONAL CARE - 2.3%
2,257	Colgate-Palmolive Co.	152,415
2,174	Procter & Gamble Co.	177,594
		330,009
	DISTRIBUTION/WHOLESALE - 1.0%
1,593	Genuine Parts Co.	137,269

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
1,798	T Rowe Price Group, Inc.	127,568

	ELECTRIC - 11.2%
2,977	Ameren Corp.	133,727
2,357	American Electric Power Co., Inc.	143,706
2,260	Consolidated Edison, Inc.	156,821

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)(Continued)
January 31, 2016
Shares		Market Value
	ELECTRIC - 11.2% (Continued)
2,081	Dominion Resources, Inc.	$ 150,186
1,648	DTE Energy Co.	140,096
1,985	Duke Energy Corp.	149,470
2,594	Eversource Energy	139,557
1,322	NextEra Energy, Inc.	147,681
2,192	Pinnacle West Capital Corp.	145,351
3,398	Southern Co.	166,230
3,813	Xcel Energy, Inc.	145,733
		1,618,558
	ELECTRONICS - 4.4%
2,018	Allegion PLC	122,210
1,315	Honeywell International, Inc.	135,708
2,576	PerkinElmer, Inc.	124,472
3,738	Tyco International PLC	128,550
1,015	Waters Corp. *	123,028
		633,968
	ENVIRONMENTAL CONTROL - 2.3%
3,656	Republic Services, Inc.	159,767
3,134	Waste Management, Inc.	165,945
		325,712
	FOOD - 7.6%
3,208	Campbell Soup Co.	180,963
2,766	General Mills, Inc.	156,307
1,536	Hershey Co.	135,337
1,191	JM Smucker Co.	152,829
2,329	Kellogg Co.	171,042
1,863	McCormick & Co., Inc.	163,888
3,518	Sysco Corp.	140,052
		1,100,418
	GAS - 0.9%
1,365	Sempra Energy	129,334

	HAND/MACHINE TOOLS - 1.7%
818	Snap-on, Inc.	132,156
1,252	Stanley Black & Decker, Inc.	118,114
		250,270
	HEALTHCARE-PRODUCTS - 6.3%
915	Becton Dickinson and Co.	133,014
702	CR Bard, Inc.	128,656
1,531	Danaher Corp.	132,661
2,192	Dentsply International, Inc.	129,087
898	Henry Schein, Inc. *	135,993
2,876	Patterson Cos., Inc.	122,115
1,352	Stryker Corp.	134,051
		915,577

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)(Continued)
January 31, 2016
Shares		Market Value
	HEALTHCARE-SERVICES - 1.0%
2,196	DaVita HealthCare Partners, Inc. *	$ 147,396

	HOUSEHOLD PRODUCTS/WARES - 2.4%
1,415	Clorox Co.	182,606
1,235	Kimberly-Clark Corp.	158,599
		341,205
	INSURANCE - 12.9%
2,282	Aflac, Inc.	132,265
2,207	American International Group, Inc.	124,651
1,502	Aon PLC	131,921
1,567	Assurant, Inc.	127,413
1,169	Berkshire Hathaway, Inc. *	151,701
1,385	Chubb, Ltd.	156,602
2,452	Cincinnati Financial Corp.	141,309
4,059	Loews Corp.	150,224
2,821	Marsh & McLennan Cos., Inc.	150,444
4,908	Progressive Corp.	153,375
2,487	Torchmark Corp.	135,144
1,344	Travelers Cos., Inc.	143,862
4,365	XL Group PLC	158,275
		1,857,186
	MACHINERY-DIVERSIFIED - 0.9%
705	Roper Technologies, Inc.	123,847

	MISCELLANEOUS MANUFACTURING - 1.9%
927	3M Co.	139,977
1,533	Illinois Tool Works, Inc.	138,077
		278,054
	PHARMACEUTICALS - 3.7%
1,529	AmerisourceBergen Corp.	136,937
1,498	Cardinal Health, Inc.	121,892
1,518	Johnson & Johnson	158,540
3,970	Pfizer, Inc.	121,045
		538,414
	REAL ESTATE INVESTMENT TRUSTS - 10.3%
1,327	American Tower Corp.	125,189
785	AvalonBay Communities, Inc.	134,620
1,697	Crown Castle International Corp.	146,281
598	Essex Property Trust, Inc.	127,440
3,622	Plum Creek Timber Co., Inc.	146,727
636	Public Storage	161,264
2,743	Realty Income Corp.	153,032
716	Simon Property Group, Inc.	133,376
1,152	SL Green Realty Corp.	111,295
1,418	Vornado Realty Trust	125,436
4,588	Weyenhaeuser Co.	117,499
		1,482,159

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)(Continued)
January 31, 2016
Shares		Market Value
	RETAIL - 3.0%
193	AutoZone, Inc. *	$ 148,106
942	Costco Wholesale Corp.	142,355
1,533	CVS Health Corp.	148,072
		438,533
	SAVINGS & LOANS - 0.9%
8,691	People's United Financial, Inc.	124,890

	SOFTWARE - 1.9%
1,410	Fiserv, Inc. *	133,330
2,814	Paychex, Inc.	134,678
		268,008
	TELECOMMUNICATIONS - 2.4%
4,812	AT&T, Inc.	173,521
3,521	Verizon Communications, Inc.	175,944
		349,465
	TRANSPORTATION - 0.8%
1,285	United Parcel Service, Inc.	119,762

	TOTAL COMMON STOCK (Cost $13,897,955)	14,223,806

	EXCHANGE TRADED FUND - 3.2%
	EQUITY FUND - 3.2%
12,300	PowerShares S&P 500 Low Volatility Portfolio	465,186
	TOTAL SHORT-TERM INVESTMENTS (Cost - $453,690)

	TOTAL INVESTMENTS - 101.9%
	(Cost - $14,351,645)(a)	$ 14,688,992
	LIABILITIES LESS CASH AND OTHER ASSETS - (1.9) %	(272,185)
	NET ASSETS - 100.0%	$ 14,416,807

* Non-income producing security.
PLC - Public Limited Company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,351,645 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 413,915
	Unrealized depreciation:	(76,568)
	Net unrealized appreciation:	$ 337,347

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
The following is a summary of significant accounting policies followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term debt obligations having 60 days or less remaining until maturity, from time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm, valuation consultant  or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process.  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016 for the Funds' assets and liabilities measured at fair value:

Toews Hedged Core Frontier Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 280,000	$ -	$ 280,000
Municipal Bonds	-	240,000	-	240,000
Total	$ -	$ 520,000	$ -	$ 520,000

Toews Hedged Growth Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 251	$ -	$ -	$ 251
Variable Rate Bonds & Notes	-	1,457,000	-	1,457,000
Municipal Bonds	-	4,960,000	-	4,960,000
Total	$ 251	$ 6,417,000	$ -	$ 6,417,251

Toews Hedged High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 251	$ -	$ -	$ 251
Mortgage Notes	-	-	775,980	775,980
Total	$ 251	$ -	$ 775,980	$ 776,231

Toews Hedged Core W Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 11,109,000	$ -	$ 11,109,000
Municipal Bonds	-	16,252,600	-	16,252,600
Total	$ -	$ 27,361,600	$ -	$ 27,361,600

Toews Hedged Core L Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 8,113,450	$ -	$ 8,113,450
Municipal Bonds	-	15,133,000	-	15,133,000
Total	$ -	$ 23,246,450	$ -	$ 23,246,450

Toews Hedged Core S Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes	$ -	$ 6,716,000	$ -	$ 6,716,000
Municipal Bonds	-	26,012,000	-	26,012,000
Total	$ -	$ 32,728,000	$ -	$ 32,728,000

Toews Unconstrained Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 31,608,231	$ -	$ -	$ 31,608,231
Exchange Traded Funds	7,779,898	-	-	7,779,898
Mortgage Notes	-	-	6,060,862	6,060,862
Total	$ 39,388,129	$ -	$ 6,060,862	$ 45,448,991

Toews Tactical Defensive Alpha Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,223,806	$ -	$ -	$ 14,223,806
Exchange Traded Fund	465,186	-	-	465,186
Total	$ 14,688,992	$ -	$ -	$ 14,688,992

No Fund held Level 3 securities during the period except the High Yield Bond Fund and the Unconstrained Income Fund.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the period presented.
It is the Funds' policy to record transfers into or out of any level at the end of the reporting period.
See Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	High Yield Bond Fund	Unconstrained Income Fund
	Mortgage Notes	Mortgage Notes
Beginning balance	$ 1,200,000	$ 2,752,144
Cost of purchases	775,980	5,327,453
Total realized gain (loss)	-	-
Change in unrealized appreciation *	-	(15,005)
Reinvestment of dividends	-	-
Proceeds from sales	(1,200,000)	(2,003,730)
Net transfers in/out of level 3	-	-
Ending balance	$ 775,980	$ 6,060,862
*Includes change in unrealized depreciation attributable to Level 3 investment still held at January 31, 2016 of $0 and $15,005 for the High Yield Bond Fund and Unconstrained Income Fund, respectively.

Exchange Traded Funds –  The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN") Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 3/25/16

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 3/25/16